Financial Instruments and Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2019
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurements
The following table shows the fair value measurement at June 30, 2019 and December 31, 2018. All measurements are based on observable inputs such as interest rates and are classified as Level 2 within the fair value hierarchy:

		June 30, 2019	December 31, 2018
	Fair Value Hierarchy	(In thousands)
Receivables from hedges/ derivatives	Level 2	$4,041	$9,949
Other current financial assets	Level 2	4,026	9,777
Other financial assets (non-current)	Level 2	15	172

Liabilities from derivatives	Level 2	$10,494	$7,032
Other current liabilities	Level 2	745	2,302
Other liabilities (non-current)	Level 2	9,749	4,730

Term loan	Level 2	$651,933	$658,163
Local bank loans	Level 2	$53,017	$28,618